American Century Quantitative Equity Funds, Inc.

Statement of Additional Information Supplement

Disciplined Growth Fund ■ Disciplined Growth 130/30 Fund
Equity Growth Fund ■ Equity Growth 130/30 Fund
NT Equity Growth Fund ■ Global Gold Fund
Income & Growth Fund ■ International Core Equity Fund
Long-Short Market Neutral Fund ■ Small Company Fund
NT Small Company Fund ■ Strategic Inflation Opportunities Fund
Utilities Fund

Supplement dated August 9, 2010 ¡ Statement of Additional Information dated April 1, 2010

The following entries for Armando Lacayo and Elizabeth Xie are added, and the entry for William Martin is replaced in the Accounts Managed table on page 53. The information is provided as of August 4, 2010.

Accounts Managed

The portfolio managers are responsible for the day-to-day management of various accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts,including incubation strategies and corporate money)
Armando Lacayo(1)	Number of Accounts	1	0	0
	Assets	$5.6 million(2)	N/A	N/A
William Martin(1)	Number of Accounts	9	1	2
	Assets	$4.4 billion(3)	$32.1 million	$3.2 million
Elizabeth Xie(1)	Number of Accounts	1	0	0
	Assets	$5.6 million(2)	N/A	N/A

1	Information is provided as of August 4, 2010.

2	Includes $5.6 million in International Core Equity.

3
Includes $17.1 million in Disciplined Growth, $2.0 billion in Equity Growth, $1.0 billion in Global Gold, $369.3 million in NT Equity Growth, $20.0 million in Strategic Inflation Opportunities and $246.7 million in Utilities.

The following replaces the entries for International Core Equity and Utilities in the Ownership of Securities table on page 56. Information is provided as of August 4, 2010.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
International Core Equity
Armando Lacayo(1)	A
Elizabeth Xie(1)	C
Zili Zhang	E
Utilities
William Martin(1)	A
Joseph B. Sterling	B

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000;  F – $500,001-$1,000,000; G – More than $1,000,000.

1	Information is provided as of August 4, 2010.

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

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